Long-term investments	12 Months Ended
Dec. 31, 2018
Schedule of Investments [Abstract]
Long-term investments
7. Long-term investments

The Group’s long-term investments consist of equity investments, held-to-maturity investments and other long-term investments.

	As of December 31,
	2017	2018
	RMB	RMB	US$ (Note 2(d))
Equity investments – equity method	42,500	42,500	6,181
Equity investments – measurement alternative	—	165,253	24,035
Equity investments – cost method	47,568	—	—
Held-to-maturity investments	—	197,469	28,721
Other long-term investments	394,923	897,284	130,505
Total	484,991	1,302,506	189,442

Equity investments

In December 2016, Nanjing Zhongshan Financial Leasing Co., Ltd. (“Zhongshan”) was established and the Group invested RMB42.5 million for 25% of equity interest in Zhongshan. This investment was accounted for as an equity-method investment due to the significant influence the Group has over the operating and financial policies of Zhongshan as the Group has one of the five board seats of Zhongshan.
Operating results of Zhongshan were not material in any of the years ended December 31, 2016, 2017 and 2018.

With the adoption of ASU 2016-01, the Group elected a measurement alternative for equity investments that do not have readily determinable fair values and where the Group does not have the ability to exercise significant influence over operating and financial policies of the entity. During the year ended December 31, 2018, the Group remeasured certain equity investments based on the information obtained from observable transactions and recognized gains of RMB
12,581
 including RMB8,700 for one equity investment, which was recognized on January 1, 2018, the adoption date of this ASU. In addition, the Group made several equity investments of this kind with the total cost of RMB106,368 and disposed one equity investment of RMB1,264 in 2018. The carrying value of these equity investments using measurement alternative was RMB
165,253
as of December 31, 2018. Before 2018, cost method was used for these investments with carrying value of RMB
47,568
as of December 31, 2017.

Held-to-maturity investments

During 2018, the Group made investments in several corporate bonds issued by listed public companies and time deposits with maturities over one year. The Group has intention and ability to hold these corporate bonds till maturity.
The Group measured these held-to-maturity investments at amortized cost and the carrying value of such investments was RMB
197,469
as of December 31, 2018.

Other long-term investments

The Group also made several investments in financial products with maturities over one year and securities including perpetual bonds and preferred shares issued by companies. The Group measured other these long-term investments at the fair value and the carrying value was RMB
394,923
and
RMB
897,284
 as of December 31, 2017 and 2018 respectively.

No impairment loss was recognized for long-term investments for the years ended December 31, 2016, 2017 and 2018.